Property, Plant and Equipment - Summary of Depreciations Charges (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 17,206	€ 17,247	€ 18,428
Cost of sales [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	1,835	3,197	2,509
Research and development expenses [member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	8,468	7,453	10,296
Selling General And Administrative Expense [Member]
Disclosure of detailed information about depreciations charges [Line Items]
Depreciations charges	€ 6,903	€ 6,597	€ 5,623